DEI - USD ($)	12 Months Ended
	Dec. 31, 2014	Aug. 28, 2015	Jun. 30, 2014
Document Information [Line Items]
Entity Registrant Name	PBF LOGISTICS LP
Entity Central Index Key	0001582568
Document Type	8-K
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2014
Entity Public Float			$ 416,186,033
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Common Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		18,462,332
Subordinated Units [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding		15,886,553